Note 5 - Intangible Assets and Goodwill - Schedule of Amortization Expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Amortization expense	$ 64,243	$ 87,203	$ 192,729	$ 261,611